Annual Fund Operating Expenses - SA American Funds VCP Managed Allocation Portfolio	May 01, 2021	[1]
Class 1
Operating Expenses:
Management Fees	1.10%
Service (12b-1) Fees	none
Other Master Fund Expenses	0.26%
Acquired Fund Fees and Expenses of the Master Fund	0.27%
Other Portfolio Expenses	0.02%
Total Other Expenses	0.55%
Total Annual Portfolio Operating Expenses	1.65%
Fee Waivers and/or Expense Reimbursements	0.75%	[2],[3],[4]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	[2],[3],[4]
Class 3
Operating Expenses:
Management Fees	1.10%
Service (12b-1) Fees	0.25%
Other Master Fund Expenses	0.26%
Acquired Fund Fees and Expenses of the Master Fund	0.27%
Other Portfolio Expenses	0.02%
Total Other Expenses	0.55%
Total Annual Portfolio Operating Expenses	1.90%
Fee Waivers and/or Expense Reimbursements	0.75%	[2],[3],[4]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	[2],[3],[4]

[1]	Amounts reflect the total expenses of the Portfolio and the Master Managed Risk Fund (as defined herein).
[2]	SunAmerica Asset Management, LLC (“SunAmerica”) has entered into a contractual agreement with SunAmerica Series Trust (the “Trust”) under which it will waive 0.70% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue indefinitely as long as the Portfolio is part of a master-feeder fund structure and cannot be reduced or eliminated without approval of the Board of Trustees of the Trust.
[3]	Capital Research and Management Company (“Capital Research”) currently waives a portion of its management fee equal to 0.05% of the Master Managed Risk Fund’s net assets. This waiver will be in effect through at least May 1, 2022, unless modified or terminated by the Master Managed Risk Fund Board. The waiver may only be modified or terminated with the approval of the Master Managed Risk Fund Board.
[4]	SunAmerica has contractually agreed to reimburse the expenses of the Portfolio until April 30, 2022, so that the Portfolio’s “Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements” do not exceed 0.28% for Class 1 shares and 0.53% for Class 3 shares. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Trust’s business on behalf of the Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Portfolio, except for advisory fee waivers made by SunAmerica, are subject to recoupment from the Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that such payments to SunAmerica will not be made if it would cost the “Total Annual Portfolio Operating Expenses” of the Portfolio or class thereof to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation in effect, if any. This agreement will be renewed in terms of one year unless terminated by the Board of Trustees of the Trust prior to any such renewal.